Financial Instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair value debt instruments	₽ 1,827	₽ 2,195
Long-term loans	₽ 164	₽ 120
Date of valuation, Debt instruments	Dec. 31, 2017	Dec. 31, 2016
Date of valuation, Long-term loans	Dec. 31, 2017	Dec. 31, 2016
Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Fair value debt instruments	₽ 1,827	₽ 2,195
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Long-term loans	₽ 164	₽ 120